Concentration of Risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) item customer	Dec. 31, 2020 CNY (¥) customer item	Dec. 31, 2021 USD ($)
Outside PRC
Product Information [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 187,886	¥ 109,597	$ 29,484
PRC
Product Information [Line Items]
Cash, Cash Equivalents, and Short-term Investments	¥ 111,179	¥ 243,340	$ 17,446
Accounts payable | Supplier concentration
Product Information [Line Items]
Number of Suppliers | item	3	2
Accounts payable | Credit concentration risk | Supplier one
Product Information [Line Items]
Concentration Risk, Percentage	19.00%	15.00%
Accounts payable | Credit concentration risk | Supplier two
Product Information [Line Items]
Concentration Risk, Percentage	15.00%	12.00%
Accounts payable | Credit concentration risk | Supplier three
Product Information [Line Items]
Concentration Risk, Percentage	13.00%
Accounts Receivable
Product Information [Line Items]
Number of customers | customer	3	2